Schedule of Common share continuity (Details) - Common Shares [Member] - shares	3 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Outstanding at beginning of period (in shares)	53,953,354	42,629,626
Subscriptions (in shares)		375,000
Restricted share units settled (in shares)	898,280	6,840,898
Advisory shares (in shares)		175,000
Shares issued in the reverse takeover and debt settlements (in shares)		4,362,954
Convertible notes and debt converted (in shares)	184,410	402,566
Warrants exercised (in shares)	600,000	850,000
Stock options exercised (in shares)	745,606	745,606
Outstanding at end of period (in shares)	56,381,650	56,381,650